SHARE CAPITAL - Disclosure of number of share purchase warrants outstanding (Details)	12 Months Ended
	Nov. 30, 2022 share $ / shares	Nov. 30, 2021 share $ / shares	Nov. 30, 2020 share $ / shares	Nov. 30, 2019 share $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers of warrants outstanding | share	9,430,160	9,991,241	6,306,414	0
Weighted average remaining contractual life (year)	3 years 2 months 1 day
Weighted average exercise price	$ 0.41	$ 0.42	$ 0.23	$ 0
January 29, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.25
Numbers of warrants outstanding | share	3,188,160
Weighted average remaining contractual life (year)	1 year 25 days
Weighted average exercise price	$ 0.08
August 9, 2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price	$ 0.5
Numbers of warrants outstanding | share	6,242,000
Weighted average remaining contractual life (year)	2 years 2 months 1 day
Weighted average exercise price	$ 0.33